Goodwill and Intangible Assets, Goodwill (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill	$ 37.2	$ 37.2
Fabricated Products [Member]
Goodwill [Roll Forward]
Goodwill	$ 37.2	$ 37.2